Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	IVY FUNDS
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Ivy Mid Cap Income Opportunities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Ivy Mid Cap Income Opportunities Fund
Objective [Heading]		rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek to provide total return through a combination of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 225 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 131 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from October 1, 2014 (commencement of operations of the Fund) through the end of the most recently completed fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	10.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

			The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Mid Cap Income Opportunities Fund seeks to achieve its objective by investing primarily in a diversified portfolio of income-producing common stocks of mid capitalization companies that IICO believes demonstrate favorable prospects for total return. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid capitalization companies, which, for purposes of this Fund, typically are companies with market capitalizations within the range of companies in the Russell Midcap Index at the time of acquisition. As of June 30, 2015, this range of market capitalizations was between approximately $1.6 billion and $28.1 billion. The Fund focuses primarily on mid capitalization companies that IICO believes have the ability to sustain, and potentially increase, dividends while providing capital appreciation over the long-term. The Fund also may invest, to a lesser extent, in companies that pay other types of income to shareholders, including return of capital.

In selecting securities for the Fund, IICO primarily emphasizes a bottom-up (researching individual issuers) approach and may look at a number of factors in its consideration of a company, such as: competitive and sustainable dividend yield; potential growth in dividend yield; strong financial and operational capabilities; stable and consistent revenue, earnings, and cash flow; a sound balance sheet; market potential; profit potential and a proven track record of, or the potential for, returning capital to shareholders. Part of IICO’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

The Fund typically will hold a limited number of stocks (generally 35 to 50). The Fund will emphasize investments in dividend-paying and other income-producing securities to seek to provide a steady return.

			Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security is no longer able to pay a dividend in the future, no longer offers attractive current income prospects or significant growth potential or if there have been changes in economic or market factors in general or with respect to a particular industry or sector, changes in the market trends or other factors affecting an individual security. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Dividend-Paying Stock Risk. Dividend-paying stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend a company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as other investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.
  Holdings Risk. The Fund typically holds a limited number of stocks (generally 35 to 50). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. The financial crisis that started in 2008 continues to affect the U.S. and foreign economies and has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.
Ivy Mid Cap Income Opportunities Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	[2]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.35%
1 Year		rr_ExpenseExampleYear01	$ 705
3 Years		rr_ExpenseExampleYear03	1,028
5 Years		rr_ExpenseExampleYear05	1,374
10 Years		rr_ExpenseExampleYear10	2,346
1 Year		rr_ExpenseExampleNoRedemptionYear01	705
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,028
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,374
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,346
Ivy Mid Cap Income Opportunities Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	[2]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	2.07%
1 Year		rr_ExpenseExampleYear01	$ 210
3 Years		rr_ExpenseExampleYear03	680
5 Years		rr_ExpenseExampleYear05	1,176
10 Years		rr_ExpenseExampleYear10	2,543
1 Year		rr_ExpenseExampleNoRedemptionYear01	210
3 Years		rr_ExpenseExampleNoRedemptionYear03	680
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,176
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,543
Ivy Mid Cap Income Opportunities Fund | Class E
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	[2]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.30%
1 Year		rr_ExpenseExampleYear01	$ 720
3 Years		rr_ExpenseExampleYear03	1,047
5 Years		rr_ExpenseExampleYear05	1,396
10 Years		rr_ExpenseExampleYear10	2,369
1 Year		rr_ExpenseExampleNoRedemptionYear01	720
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,047
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,396
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,369
Ivy Mid Cap Income Opportunities Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.05%
1 Year		rr_ExpenseExampleYear01	$ 107
3 Years		rr_ExpenseExampleYear03	392
5 Years		rr_ExpenseExampleYear05	698
10 Years		rr_ExpenseExampleYear10	1,567
1 Year		rr_ExpenseExampleNoRedemptionYear01	107
3 Years		rr_ExpenseExampleNoRedemptionYear03	392
5 Years		rr_ExpenseExampleNoRedemptionYear05	698
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,567
Ivy Mid Cap Income Opportunities Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.80%
1 Year		rr_ExpenseExampleYear01	$ 183
3 Years		rr_ExpenseExampleYear03	591
5 Years		rr_ExpenseExampleYear05	1,026
10 Years		rr_ExpenseExampleYear10	2,234
1 Year		rr_ExpenseExampleNoRedemptionYear01	183
3 Years		rr_ExpenseExampleNoRedemptionYear03	591
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,026
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,234
Ivy Mid Cap Income Opportunities Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.05%
1 Year		rr_ExpenseExampleYear01	$ 107
3 Years		rr_ExpenseExampleYear03	362
5 Years		rr_ExpenseExampleYear05	636
10 Years		rr_ExpenseExampleYear10	1,420
1 Year		rr_ExpenseExampleNoRedemptionYear01	107
3 Years		rr_ExpenseExampleNoRedemptionYear03	362
5 Years		rr_ExpenseExampleNoRedemptionYear05	636
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,420
Ivy Mid Cap Income Opportunities Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.35%
1 Year		rr_ExpenseExampleYear01	$ 137
3 Years		rr_ExpenseExampleYear03	474
5 Years		rr_ExpenseExampleYear05	834
10 Years		rr_ExpenseExampleYear10	1,849
1 Year		rr_ExpenseExampleNoRedemptionYear01	137
3 Years		rr_ExpenseExampleNoRedemptionYear03	474
5 Years		rr_ExpenseExampleNoRedemptionYear05	834
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,849

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[3]	Through July 31, 2016, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.35%, Class C shares at 2.07%, Class E shares at 1.30%, Class I shares at 1.05%, Class R shares at 1.80%, Class R6 shares at 1.05% and Class Y shares at 1.35%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees (Board).